Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
IFRS Statement [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-13464
Entity Registrant Name	TELECOM ARGENTINA SA
Entity Incorporation, State or Country Code	C1
Entity Address, Address Line One	General Hornos 690
Entity Address, Postal Zip Code	C1272ACK
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Entity Central Index Key	0000932470
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Auditor Name	Price Waterhouse & Co.
Auditor Firm ID	1349
Auditor Location	City of Buenos Aires, Argentina
Business Contact
IFRS Statement [Line Items]
Entity Address, Address Line One	General Hornos 690
Entity Address, Postal Zip Code	C1272ACK
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Contact Personnel Name	Federico Pra
Country Region	54
City Area Code	11
Local Phone Number	5708-8153
Contact Personnel Email Address	fpra@personal.com.ar
Class "A"
IFRS Statement [Line Items]
Entity Common Stock, Shares Outstanding	683,856,600
Class "B"
IFRS Statement [Line Items]
Entity Common Stock, Shares Outstanding	628,058,019
Class "C"
IFRS Statement [Line Items]
Entity Common Stock, Shares Outstanding	106,734
Class "D"
IFRS Statement [Line Items]
Entity Common Stock, Shares Outstanding	841,666,658
American Depositary Shares
IFRS Statement [Line Items]
Title of 12(b) Security	American Depositary Shares,each representing 5 Class B Shares
Trading Symbol	TEO
Security Exchange Name	NYSE
Class B Shares
IFRS Statement [Line Items]
Title of 12(b) Security	Class B Shares,nominal value P$1.00 per share
Trading Symbol	TECO2
Security Exchange Name	NYSE